First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.6%
	Alabama — 3.2%
$2,000,000	Baldwin Cnty AL Indl Dev Auth Sol Wst Disp Rev Var Novelis Corp Proj, Ser A, AMT (Mandatory put 03/01/33) (a)	4.30%	03/01/56	$1,961,589
530,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	555,454
3,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F	5.00%	06/01/36	3,094,279
1,340,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,401,409
1,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser B (Mandatory put 12/01/30)	5.25%	12/01/53	1,074,917
1,500,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/49	1,530,528
5,000,000	Mobile AL Indl Dev Brd Poll Control Rev AL Pwr Barry Plt, 1st Ser (b)	3.43%	06/01/34	5,000,000
1,000,000	Mobile AL Indl Dev Brd Sol Wst Disp Rev Var AL Pwr Barry Plant (b)	3.28%	06/01/34	1,000,000
6,000,000	Mobile Cnty AL Indl Dev Auth Sol Wst Disp Rev AM/NS Calvert LLC Proj, Ser B, AMT	4.75%	12/01/54	5,604,656
2,425,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,453,598
3,000,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser A	5.00%	11/01/35	3,074,443
1,700,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,475,394
2,500,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (b)	3.53%	08/01/63	2,500,000
				30,726,267
	American Samoa — 0.1%
800,000	AS Econ Dev Auth Gen Rev, Ser B (a)	5.25%	09/01/45	801,791
	Arizona — 3.9%
1,175,000	AZ Indl Dev Auth Hosp Rev Phoenix Children’s Hosp, Ser A	3.00%	02/01/45	941,580
1,075,000	AZ St Hlth Facs Auth Var Banner Hlth Rmkt, Ser C (b)	3.35%	01/01/46	1,075,000
1,790,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	5.00%	07/01/39	1,796,032
610,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	5.00%	07/01/49	562,030
1,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (a)	5.00%	07/01/29	1,004,746
1,325,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	1,327,328
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (a)	5.00%	12/15/39	401,351
700,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (a)	5.00%	12/15/49	641,847
1,250,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (a)	5.75%	07/15/38	1,252,372
600,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	5.00%	07/01/37	601,555
1,670,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.13%	07/01/37	1,670,774
2,240,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.25%	07/01/47	2,180,178
550,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser D (a)	4.00%	07/01/27	548,550
365,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/33	358,038
385,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/34	373,730
950,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/41	836,534
1,500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/51	1,160,051

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,835,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/41	$1,611,933
1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	758,399
1,250,000	AZ St Indl Dev Auth Edu Rev Var Academies of Math & Science Projs, Ser A (Mandatory put 07/01/35) (a)	4.88%	07/01/60	1,288,398
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (a)	5.00%	07/01/39	1,010,745
2,035,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (a)	5.00%	07/01/49	1,906,893
260,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	259,787
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	5.00%	07/01/47	930,307
4,000,000	Maricopa Cnty Indl Dev Auth Exempt Facs Rev Comml Metals Co Proj, AMT (a)	4.00%	10/15/47	3,461,479
2,000,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/46	1,909,995
2,000,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Fac Legacy Trad Schs Projs (a)	5.00%	07/01/45	1,930,899
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	101,375
1,000,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (a)	6.75%	11/15/42	1,079,486
1,500,000	Sierra Vista AZ Indl Dev Auth Ed Fac Rev American Leadership Acdmy Proj (a)	5.00%	06/15/54	1,297,408
1,000,000	Tempe AZ Indl Dev Auth Rev Friendship Vlg of Tempe Proj, Ser A	4.38%	12/01/36	1,012,321
1,000,000	Tempe AZ Indl Dev Auth Rev Friendship Vlg of Tempe Proj, Ser A	5.38%	12/01/46	1,026,307
1,000,000	Tempe AZ Indl Dev Auth Rev Friendship Vlg of Tempe Proj, Ser A	5.63%	12/01/55	1,022,846
				37,340,274
	Arkansas — 0.8%
4,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.45%	09/01/52	4,051,368
1,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.70%	05/01/53	1,024,730
2,000,000	AR St Dev Fin Auth Indl Dev Rev Sustainable Bonds Hybar Steel Proj, Ser A, AMT (a)	6.88%	07/01/48	2,152,060
				7,228,158
	California — 2.4%
8,000,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Cap Apprec Stanislaus, Subser A	(c)	06/01/46	1,880,863
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Sustainable Bond, Ser A (a)	5.00%	11/15/51	224,618
250,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (a)	5.25%	07/01/48	251,790
650,000	CA St Enterprise Dev Auth Chrt Sch Rev The Rocklin Acdmy Proj (a)	5.00%	06/01/54	624,580
2,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	2,536,318
1,050,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	1,054,976
2,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (a)	5.00%	11/01/46	1,963,386
775,000	CA St Muni Fin Auth Rev Ref CA Baptist Univ, Ser A (a)	5.38%	11/01/45	799,880
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	208,212

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	$1,252,931
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,006,177
1,300,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	1,363,787
1,250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	07/01/37	1,251,461
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	566,662
2,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.50%	12/01/58	2,018,978
2,000,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/41	2,006,377
1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (a)	4.00%	07/01/56	1,150,145
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (Pre- refunded maturity 10/01/28) (a)	5.00%	10/01/42	317,697
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	420,927
1,615,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/42	1,782,586
				22,682,351
	Colorado — 5.4%
3,250,000	Aerotropolis Regl Tranprtn Auth CO Spl Rev (a)	5.50%	12/01/44	3,338,442
1,000,000	Aerotropolis Regl Tranprtn Auth CO Spl Rev (a)	5.75%	12/01/54	1,005,120
1,110,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,040,998
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	533,061
1,125,000	Canyons Met Dist #5 CO Ref Subord, Ser B (d)	6.50%	12/15/54	1,127,080
1,167,000	CCP Met Dist No 3 CO Ref	5.00%	12/01/53	1,147,776
500,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	500,791
1,400,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/37	1,402,214
950,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	932,397
1,275,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,297,362
670,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/35	672,294
1,125,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	1,073,963
500,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/48	432,408
1,000,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.25%	05/15/48	1,019,370
325,773	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (d) (e)	5.25%	11/01/32	9,773
3,000,000	CO St Hlth Facs Auth Rev Var Intermountain Hlthcare, Ser E (b)	3.25%	05/15/62	3,000,000
1,120,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/40	1,248,616
1,100,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/45	1,194,076
1,220,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,293,811
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	501,498
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/41	1,717,498
1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/51	1,419,636
1,000,000	Grandview Reserve Met Dist #3 CO Sr Bonds, Ser A (d)	6.25%	12/01/52	1,004,505
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	550,193
500,000	Kinston Met Dist CO #5 Ref Sr, Ser A (a)	5.50%	12/01/45	512,788

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,000,000	Lanterns Met Dist #3 CO, Ser A-1	7.25%	12/01/53	$1,038,272
1,000,000	Meridian Ranch Met Dist 2018 Subdistrict CO	6.75%	12/01/52	1,026,494
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	789,843
1,145,000	Newlin Crossing Met Dist CO, Ser A (a)	5.38%	12/01/54	1,148,104
2,500,000	Palisade CO Met Dist #2 Ltd Tax Ref Convertible Sub, Ser B, CABS, steps up to 5.88% on 12/15/26 (a) (f)	0.00%	12/15/54	2,473,157
1,000,000	Peak Met Dist #1 CO, Ser A (a)	5.00%	12/01/41	943,427
2,470,000	Pinon Pines Met Dist #3 CO Conv, CABS, steps up to 5.88% on 12/01/27 (f)	0.00%	12/01/54	2,291,619
975,000	Poudre Heights Vly Met Dist CO, Ser A (a)	5.50%	12/01/54	928,518
1,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (a)	5.00%	12/15/41	1,502,182
3,550,000	Red Barn Met Dist CO Ref, Ser A	5.50%	12/01/55	3,578,454
550,000	Sterling Ranch Cmnty Auth Brd CO Supported Rev Ref Sr, Ser A	6.13%	12/01/39	574,336
1,500,000	Sugar Creek Pub Impt Auth CO, Ser A (a)	6.00%	12/01/55	1,517,418
2,820,000	Sunset Parks Met Dist CO, Ser A (a)	5.13%	12/01/54	2,770,144
900,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	905,190
1,200,000	Vlg Met Dist CO, Ser A	5.75%	12/01/55	1,214,413
700,000	W Meadow Met Dist CO Ref Sr Bonds, Ser A (a)	6.00%	12/01/38	729,855
				51,407,096
	Connecticut — 0.9%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare Corp, Ser A	5.00%	07/01/46	2,100,390
800,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	803,131
2,500,000	CT St Hlth & Eductnl Facs Auth Rev Sustainable Bonds Goodwin Univ Obligated Grp, Ser A1	5.00%	07/01/44	2,467,944
1,000,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.38%	10/01/45	1,056,985
2,200,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.50%	10/01/55	2,275,413
				8,703,863
	Delaware — 0.4%
780,000	Bridgeville DE Spl Oblig Heritage Shores Spl Dev Dist (a)	5.25%	07/01/44	784,634
3,140,000	DE St Hlth Facs Auth Rev Beebe Med Ctr, BAM	5.00%	06/01/48	3,153,518
214,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	217,055
				4,155,207
	District of Columbia — 0.6%
1,470,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/42	1,558,386
1,450,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/43	1,544,476
2,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.50%	10/01/45	2,195,797
				5,298,659
	Florida — 15.7%
750,000	Acacia Fields CDD FL Spl Assmnt 2026 Proj	5.70%	06/15/56	746,497
705,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	673,907
100,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (a)	4.30%	05/01/42	95,288
1,655,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (a)	4.45%	05/01/52	1,455,723
2,380,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (a)	5.25%	05/01/43	2,449,441
600,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	4.00%	05/01/52	490,651

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$290,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	5.00%	05/01/42	$294,761
3,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	5.00%	05/01/53	2,862,055
1,000,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	861,698
500,000	Berry Bay II CDD FL Spl Assmnt Proj, Ser 2024	5.20%	05/01/44	502,767
2,000,000	Bexley CDD FL Spl Assmnt Rev	4.88%	05/01/47	1,951,797
1,000,000	Braddock Lakes CDD FL Capital Impt Rev	5.55%	05/01/45	1,009,964
1,710,000	Bridgewater N Cmnty Dev Dist FL Capital Impt Rev	4.00%	05/01/42	1,529,640
1,745,000	Brightshore CDD FL Capital Impt Rev	5.30%	05/01/46	1,717,882
500,000	Buckhead Trails II CDD FL Spl Assmnt Proj, Ser 2026	5.50%	05/01/46	504,659
1,985,000	Capital Projs Fin Auth FL Eductnl Facs Rev Ref Navigator Acdmy of Leadership Obligated Grp Proj (a)	5.00%	06/15/44	1,928,696
1,700,000	Capital Projs Fin Auth FL Eductnl Facs Rev Ref Navigator Acdmy of Leadership Obligated Grp Proj (a)	5.00%	06/15/54	1,547,469
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (a)	4.00%	07/01/51	404,615
1,070,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	1,076,492
2,750,000	Capital Trust Auth FL Eductnl Facs Rev FL Institute of Technology Proj, Ser A (a)	5.00%	07/01/45	2,716,874
1,000,000	Capital Trust Auth FL Eductnl Facs Rev FL Institute of Technology Proj, Ser A (a)	5.25%	07/01/50	978,033
1,500,000	Capital Trust Auth FL Eductnl Facs Rev The Classical Acdmy of Sarasota Proj (a)	6.13%	07/01/55	1,501,345
1,000,000	Celebration Pointe Cmnty Dev Dist No 1 FL Spl Assmnt Rev (d) (e)	4.00%	05/01/53	800,000
1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (a)	5.00%	10/01/34	1,013,308
4,750,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/51	3,870,221
485,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	486,648
1,000,000	Coco Palms FL CDD Spl Assmnt	5.00%	05/01/46	990,234
1,500,000	Connerton E CDD FL Spl Assmnt Area One	5.25%	06/15/43	1,561,399
750,000	Connerton E CDD FL Spl Assmnt Area Two	5.63%	06/15/55	756,541
435,000	Crossings CDD FL Spl Assmnt Area Two	5.60%	05/01/54	433,899
1,000,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.50%	05/01/44	1,028,065
1,500,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.75%	05/01/54	1,517,429
600,000	Cypress Bluff CDD FL Spl Assmnt Del Web Proj, Ser A (a)	3.63%	05/01/40	560,892
1,640,000	Eden Hills Cmnty Dev Dist FL Spl Assmnt	4.00%	05/01/42	1,553,834
1,765,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	1,429,012
2,630,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/52	2,109,602
3,040,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	2,523,205
590,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (a)	5.00%	11/01/29	602,605
995,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (a)	5.50%	11/01/39	1,025,336
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,081,534
1,250,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/47	1,297,801
1,000,000	FL Loc Govt Fin Commn Sr Living Rev Fleet Landing at Nocatee Proj, Ser A (a)	6.63%	11/15/45	1,068,562

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var GFL Solid Wst SE LLC Proj, Ser A, AMT (Mandatory put 10/01/31) (a)	4.38%	10/01/54	$1,006,024
1,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Wst Pro USA Inc Proj Remk, AMT (a)	4.50%	07/01/32	1,001,344
1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (a)	4.00%	06/01/41	890,519
750,000	FL St Dev Fin Corp Sr SFP Tampa I The Henry Proj, Ser A1 (a)	5.00%	06/01/44	752,497
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (a)	4.00%	05/01/40	468,920
1,750,000	Fort Lauderdale FL Wtr & Swr Rev Enabling Wks Proj, Ser A	5.50%	09/01/53	1,885,569
190,000	Gardens at Hammock Beach CDD FL Spl Assmnt Area One, Ser 1	4.80%	05/01/31	192,475
300,000	Gardens at Hammock Beach CDD FL Spl Assmnt Area One, Ser 1	5.38%	05/01/44	307,962
650,000	Groves at Lake Marion CDD FL Spl Assmnt (a)	5.30%	12/15/46	650,981
2,405,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	2,066,170
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,001,885
440,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	4.70%	05/01/31	445,636
500,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.50%	05/01/44	511,722
1,000,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.80%	05/01/54	1,001,391
1,825,000	Hillsborough Cnty FL Aviation Auth Pfc Sub Tampa Intl Arpt, Ser A, AMT	5.00%	10/01/48	1,828,663
500,000	Hillsborough Cnty FL Aviation Auth Tampa Intl Arpt, Ser B, AMT	5.50%	10/01/49	532,075
520,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Azario Proj	3.75%	05/01/40	486,118
2,560,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	5.80%	05/01/45	2,739,774
1,750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	6.00%	05/01/56	1,828,864
750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	5.00%	05/01/38	760,690
765,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Palm Grove Proj	5.50%	05/01/55	772,412
100,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref NE Sector Proj Phase 2B (a)	4.00%	05/01/50	83,331
1,325,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Stewardship Dist Azario Proj	4.00%	05/01/50	1,104,130
1,075,000	Langley S CDD FL Spl Assmnt Area One	5.13%	05/01/44	1,090,175
2,500,000	Langley S CDD FL Spl Assmnt Area One	5.40%	05/01/55	2,467,702
1,150,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point Waterside Hlth Proj	5.00%	11/15/49	1,131,735
300,000	LTC Ranch W Rsdl Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	5.70%	05/01/44	307,371
1,225,000	Mangrove Point & Mangrove Manor FL CDD Capital Impt	4.25%	05/01/42	1,088,258
435,000	Mangrove Point & Mangrove Manor FL CDD Capital Impt	4.38%	05/01/52	349,848
2,570,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,579,414
2,500,000	Miami-Dade Cnty FL Aviation Rev, Ser A, AMT	5.00%	10/01/49	2,512,936
1,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/47	1,016,389
1,900,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.25%	10/01/52	1,933,539
1,880,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,882,225
1,500,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area Two	3.38%	11/01/41	1,299,867
1,000,000	N Springs FL Impt Dist Parkland Bay Assmt Area (a)	4.88%	05/01/38	1,006,733
2,000,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sr Central Sumter Util	5.00%	10/01/49	2,034,363
1,485,000	Normandy CDD FL Capital Impt Rev Assmnt Area One (a)	5.30%	05/01/44	1,489,140

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$225,000	Nthrn Palm Beach Cnty FL Impt Dist	3.45%	08/01/41	$185,771
1,240,000	Okaloosa Cnty FL Indl Dev Rev Air Force Enlisted Vlg Inc Proj (a)	5.50%	05/15/45	1,278,838
1,000,000	Okaloosa Cnty FL Indl Dev Rev Air Force Enlisted Vlg Inc Proj (a)	5.75%	05/15/55	1,012,616
1,300,000	Old Hickory CDD FL Spl Assmnt Spl Asmt	4.00%	06/15/40	1,223,568
1,800,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt Life Cmntys Inc, Ser A	5.00%	11/15/45	1,809,175
1,000,000	Palm Beach Cnty FL Rev Sr Bond Provident Grp PBAU Properties II LLC, Ser A (a)	5.75%	10/01/55	1,031,115
465,000	Parkland Preserve CDD FL Spl Assmnt Rev 2019A Spl Assmnts, Ser A	5.25%	05/01/39	478,522
835,000	Parrish Lakes CDD FL Capital Impt Rev Assmnt Area Three	5.50%	05/01/44	853,824
1,000,000	Pioneer Ranch CDD FL Spl Assmnt	5.00%	05/01/44	974,649
1,000,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (e) (g)	5.88%	01/01/33	200,000
610,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	575,246
1,050,000	Pompano Beach FL Rev Ref John Knox Vlg Proj	4.00%	09/01/50	875,846
690,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	5.88%	12/15/43	740,662
990,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	6.13%	12/15/53	1,048,718
1,730,000	Reunion E FL CDD Spl Assmnt, Ser 2021	4.00%	05/01/51	1,441,356
390,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	4.00%	05/01/52	319,876
760,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	3.38%	05/01/31	735,643
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	476,175
1,100,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	990,409
830,000	Saltleaf CDD FL Capital Impt Rev	5.70%	05/01/46	844,023
2,765,000	Saltleaf CDD FL Capital Impt Rev	6.00%	05/01/56	2,799,608
1,880,000	Sandridge Cmnty Dev Dist FL Spl Assmnt Rev Phase II Proj	4.30%	05/01/52	1,593,026
2,000,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,893,433
2,000,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	1,704,626
2,000,000	Scenic Terrace S CDD FL Spl Assmnt Proj, Ser 2022	4.63%	05/01/53	1,801,249
1,500,000	Seagrove CDD FL Spl Assmnt	4.88%	06/15/44	1,484,105
490,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	5.25%	11/01/39	501,813
1,000,000	Shingle Creek at Bronson CDD FL Spl Assmnt	3.50%	06/15/41	916,363
1,945,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	1,597,878
575,000	Sugarloaf CDD FL Capital Impt Rev Assmnt Area One	5.38%	12/15/46	579,664
100,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	84,054
1,580,000	Sunrise CDD FL Capital Impt Rev (a)	5.63%	05/01/45	1,586,494
2,300,000	The Heights CDD FL Spl Assmnt Rev CDD	5.00%	01/01/50	2,236,952
1,250,000	Three Rivers CDD FL	5.50%	05/01/45	1,255,396
835,000	Triple Creek FL CDD Spl Assmnt Vlgs Q&R Proj (a)	4.00%	11/01/51	690,992
1,050,000	Trout Creek CDD FL Capital Impt Rev	4.00%	05/01/51	865,136
885,000	V-Dana CDD FL Spl Assmnt Area Two 2025 Proj Area	5.38%	05/01/45	900,557
725,000	Venice FL Vlg on The Isle Proj, Ser A (a)	5.50%	01/01/55	714,070
995,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	5.38%	05/01/54	1,002,521
185,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	185,867
1,400,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/49	1,418,094
2,960,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.63%	05/01/38	2,960,454
990,000	W Vlgs FL Impt Dist Unit Dev #10 Assmnt Area One	5.38%	05/01/44	1,013,650
500,000	W Vlgs FL Impt Dist Unit of Dev #10 Assmnt Area Two	5.25%	05/01/45	505,088

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$900,000	Westside FL CDD Spl Assmnt Rev Ref (a)	4.13%	05/01/38	$870,662
1,225,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,262,417
1,210,000	Wildblue CDD FL Spl Assmnt (a)	4.25%	06/15/39	1,159,556
				149,198,985
	Georgia — 3.1%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	998,044
1,000,000	Atlanta GA Dev Auth Convertible Ctfs, Class A, Ser 1, CABS, steps up to 6.50% on 06/15/28 (a) (f)	0.00%	12/15/48	906,264
500,000	Atlanta GA Dev Auth Westside Gulch Area Proj, Ser A-1 (a)	5.00%	04/01/34	511,585
2,800,000	Bartow Cnty GA Dev Auth Solid Wst Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (b)	3.53%	11/01/62	2,800,000
1,800,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (b)	3.53%	11/01/52	1,800,000
3,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (b)	3.40%	11/01/52	3,000,000
500,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (a)	6.00%	06/15/43	507,667
1,750,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (a)	6.40%	06/15/53	1,752,492
1,125,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser A	5.75%	04/01/53	1,211,079
2,000,000	Floyd Cnty GA Dev Auth Adj GA Pwr Co Plt Hammond Proj (b)	3.45%	09/01/26	2,000,000
2,275,000	Fulton Cnty GA Dev Auth Rev Piedmont Hlthcare Inc Proj Multimodal Bond, Ser A	4.00%	07/01/49	2,037,720
1,335,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,337,592
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (a)	5.00%	01/01/36	508,858
1,750,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	1,778,049
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	1,014,467
3,660,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/30)	5.00%	09/01/53	3,877,299
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	2,110,936
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E-1 (Mandatory put 06/01/31)	5.00%	12/01/53	1,067,140
				29,219,192
	Guam — 0.0%
155,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	157,421
	Hawaii — 0.1%
1,000,000	HI St Dept of Budget & Fin Spl Purp Rev Ref HI Pacific Univ Proj (a)	5.13%	07/01/43	973,321
	Idaho — 0.8%
1,000,000	Avimor Cmnty Infra Dist #1 ID Spl Assmnt Area Five (a)	5.88%	09/01/53	1,020,769
1,500,000	Avimor Cmnty Infra Dist #1 ID Spl Assmnt Area Six, Ser B (a)	5.50%	09/01/53	1,501,493

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Idaho (Continued)
$900,000	ID Falls ID Auditorium Dist Annual Approp Ctfs, COPS (a)	5.25%	05/15/51	$880,676
4,000,000	Spring Vly ID Cmnty Infra Dist #1 Spl Assmnt Area Two (a)	6.25%	09/01/53	4,111,893
				7,514,831
	Illinois — 3.4%
1,750,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	1,802,707
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	1,010,414
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/41	983,333
1,590,000	Chicago IL Brd of Edu, Ser D	5.00%	12/01/46	1,465,991
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	778,321
3,000,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/48	2,980,543
5,500,000	Chicago IL O’Hare Intl Arpt Rev Sr Lien, Ser E, AMT	5.50%	01/01/48	5,838,421
1,300,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,333,106
1,415,000	Cook Cnty IL MF Hsg Rev Deerfield Supportive Living Proj	6.50%	01/01/45	1,448,806
250,000	IL St	5.50%	05/01/26	250,000
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	252,944
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	252,601
1,000,000	IL St Fin Auth Rev Ref Moorings of Arlington Heights, Ser A	5.13%	11/01/46	999,864
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	302,471
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	146,993
1,750,000	IL St, Ser A	5.50%	03/01/47	1,827,271
1,365,000	IL St, Ser B	5.50%	05/01/47	1,424,665
2,000,000	IL St, Ser C	5.00%	11/01/29	2,061,506
1,655,407	Lincolnwood IL Tax Incr Allocation Rev NTS Dist 1860 Dev Proj, Ser A, COPS (a)	4.82%	01/01/41	1,655,809
1,100,000	Lincolnwood IL Tax Incr Allocation Rev NTS Dist 1860 Dev Proj, Ser B, COPS (a)	5.75%	12/01/43	1,124,315
1,000,000	S Wstrn IL Dev Auth Envrnmntl Impt Rev US Steel Corp Proj	5.75%	08/01/42	1,000,961
3,000,000	Schaumburg Cook & DuPage Cntys IL Tax Incr Rev NT N Schaumburg Redev Proj Area Proj Rev Nts, COPS (a)	6.13%	12/30/38	3,025,205
				31,966,247
	Indiana — 1.1%
1,410,000	Carmel IN Redev Auth	3.00%	07/15/40	1,257,897
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	245,196
1,410,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,420,036
1,250,000	IN St Fin Auth Rev Ref Marquette Proj, Ser A	5.25%	03/01/50	1,267,586
2,435,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/49	2,437,654
1,250,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/54	1,233,543
1,700,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	1,765,294
400,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	391,891
500,000	Valparaiso IN Exempt Facs Rev Ref Pratt Paper IN LLC Proj, AMT (a)	4.88%	01/01/44	506,480
				10,525,577
	Iowa — 0.7%
1,600,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	1,436,284
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Alcoa Inc Proj	4.75%	08/01/42	3,000,593

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa (Continued)
$1,300,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Co Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	$1,471,404
750,000	IA St Fin Auth Sr Living Fac Rev Presbyterian Homes Mill Pond Proj Ref	5.75%	10/01/55	763,224
				6,671,505
	Kansas — 0.6%
1,950,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/43	1,952,698
175,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.50%	09/01/34	199,443
2,500,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Northwest Speedway Star Bond Dist Proj (a)	5.50%	03/01/46	2,501,620
1,250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	1,281,919
				5,935,680
	Kentucky — 1.7%
875,000	Boyle Cnty KY Eductnl Facs Rev Ref Ctr Clg, Ser A	5.25%	06/01/43	909,808
875,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (a)	4.45%	01/01/42	863,699
2,000,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (a)	4.70%	01/01/52	1,859,525
1,650,000	Jefferson Cnty KY Sch Dist Fin Corp Sch Bldg Rev, Ser B	3.00%	12/01/38	1,465,987
1,000,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/41	1,002,453
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,600,921
2,525,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	2,550,558
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	971,326
3,600,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (b)	3.80%	08/01/61	3,600,000
1,150,000	Rural Wtr Fing Agy KY Pub Projs Rev Flexible Term Prog, Ser H	3.00%	08/01/39	1,012,431
				15,836,708
	Louisiana — 0.9%
2,000,000	LA Pub Facs Auth Rev Acadiana Renaissance Chrt Acdmy Proj (a)	6.00%	06/15/59	2,014,879
2,000,000	LA Pub Facs Auth Rev I-10 Calcasieu River Bridge Pub Priv Partnership Proj, AMT	5.75%	09/01/64	2,056,818
1,000,000	New Orleans LA Sewage Svc Rev, Ser B	5.00%	06/01/45	1,004,034
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (a)	6.35%	07/01/40	1,083,254
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010A (a)	6.35%	10/01/40	1,083,118
1,600,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (a)	6.10%	12/01/40	1,760,649
				9,002,752
	Maine — 0.2%
1,500,000	ME St Fin Auth Univ of New England Issue	5.50%	07/01/50	1,601,859
	Maryland — 1.2%
1,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	1,028,585
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.95%	06/01/27	173,467
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.05%	06/01/28	182,732

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.15%	06/01/29	$197,033
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.20%	06/01/30	186,224
800,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (a)	4.63%	07/01/43	802,549
1,000,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj, Ser A	5.38%	07/01/38	1,073,746
400,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Kennedy Kriegern Issue, Ser A	5.25%	07/01/44	422,657
3,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Medstar Hlth Issue, Ser A	5.25%	08/15/51	3,117,150
3,675,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Meritus Hlth Issue	5.25%	07/01/50	3,811,839
				10,995,982
	Massachusetts — 0.7%
1,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc	5.25%	07/01/50	1,013,473
360,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	371,233
1,450,000	MA St Dev Fin Agy Rev Merrimack Clg Stdt Hsg Proj, Ser A (a)	5.00%	07/01/54	1,401,034
1,000,000	MA St Dev Fin Agy Rev Merrimack Clg Stdt Hsg Proj, Ser A (a)	5.00%	07/01/60	950,954
1,020,000	MA St Dev Fin Agy Rev Ref Salem Cmnty Corp	5.13%	01/01/40	1,024,603
1,500,000	MA St Dev Fin Agy Sr Living Rev Care Cmntys LLC Obligated Grp, Ser A-1 (a)	6.50%	07/15/60	1,493,233
				6,254,530
	Michigan — 1.0%
1,100,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/46	1,118,718
3,000,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/50	3,016,320
1,750,000	Kentwood MI Econ Dev Corp Ref Holland Home Oblig Grp	5.00%	11/15/37	1,754,504
1,500,000	Mattawan MI Consol Sch Dist, Ser I	5.00%	05/01/47	1,574,302
1,500,000	MI St Fin Auth Rev Reftrinity Hlth Credit Grp Remk, Ser MI-2	3.00%	03/01/46	1,150,293
1,000,000	MI St Strategic Fund Ltd Oblg Rev Holland Home	5.00%	11/15/42	1,000,384
				9,614,521
	Minnesota — 1.2%
600,000	Apple Vly MN Sr Hsg Rev Phs Apple Vly Sr Hsg Inc Orchard Path Phase III Proj, Ser A	5.50%	09/01/55	607,210
815,000	Apple Vly MN Sr Hsg Rev Phs Apple Vly Sr Hsg Inc Orchard Path Phase III Proj, Ser A	5.63%	09/01/65	826,317
1,000,000	Apple Vly MN Sr Hsg Rev Ref Phs Apple Vly Sr Hsg Inc Orchard Path Proj	5.00%	09/01/43	999,995
500,000	Eagan MN Chrtr Sch Lease Rev Great Oaks Acdmy, Ser A (a)	6.38%	02/01/55	497,219
100,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj	3.80%	08/01/27	99,310
2,450,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Subord Priv Activity, Ser B, AMT	5.25%	01/01/42	2,638,169
1,655,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Subord Priv Activity, Ser B, AMT	5.25%	01/01/49	1,696,578
975,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref Hgr Ground Acdmy Proj	4.25%	12/01/32	996,413
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	105,080
1,390,000	Saint Paul MN Hsg & Redev Auth Hlth Care Rev Ref Sys Fairview Hlth Svcs, Ser A	5.00%	11/15/47	1,373,263

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota (Continued)
$850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	$733,363
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	493,004
				11,065,921
	Mississippi — 0.3%
1,400,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.50%	07/01/50	1,443,923
1,925,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc PJ, Ser A (b)	3.40%	12/01/30	1,925,000
				3,368,923
	Missouri — 2.7%
3,375,000	Kansas City MO Indl Dev Auth Econ Activity Tax Rev Historic NE Redev Plan, Ser A-1 (a)	5.00%	06/01/54	3,310,440
3,000,000	Kansas City MO Indl Dev Auth Ref Platte Pur Proj A C & E (a)	6.00%	01/01/48	3,065,320
500,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev John Knox Vlg, Ser A	5.00%	08/15/51	448,107
1,000,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev Ref John Knox Vlg, Ser A	5.00%	08/15/39	1,025,763
925,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref BJC Hlth Sys, Ser A	4.00%	07/01/46	855,502
2,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Var SSM Hlth Care Remk, Ser F (b)	3.45%	06/01/44	2,000,000
435,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/29	444,065
1,070,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/42	1,085,762
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	10,013
3,045,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.25%	02/01/48	3,084,853
1,145,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser B	5.00%	02/01/46	1,144,999
1,000,000	Phelps Cnty MO Hosp Rev Phelps Hlth	6.00%	12/01/55	1,056,673
250,000	St Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	4.00%	12/01/44	244,627
1,000,000	St Louis Cnty MO Indl Dev Auth Sr Living Facs Friendship Vlg St Louis Oblig Grp, Ser A	5.13%	09/01/48	996,150
730,000	St Louis Cnty MO Indl Dev Auth Sr Living Facs Friendship Vlg St Louis Oblig Grp, Ser A	5.25%	09/01/53	719,731
4,450,000	St Louis Cnty MO Indl Dev Auth Sr Living Facs Ref Friendship Vlg St Louis	5.00%	09/01/48	4,359,585
2,000,000	Taney Cnty MO Indl Dev Auth Sales Tax Rev Big Cedar Infra Proj (a)	6.00%	10/01/49	2,004,394
				25,855,984
	Montana — 0.1%
1,000,000	MT Fac Fin Auth Hlth Facs Rev Ref Bozeman Deaconess Hlth Svcs Oblig Grp, Ser A (h)	5.25%	06/01/50	1,041,106
	Nebraska — 0.1%
750,000	Omaha NE Arpt Auth Arpt Facs, AG, AMT	5.25%	12/15/43	812,374
	Nevada — 0.4%
930,000	Clark Cnty NV Sch Dist, Ser B, BAM	3.00%	06/15/41	785,348
755,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.00%	03/01/38	780,813
970,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.25%	03/01/48	979,453

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$445,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	5.75%	06/01/43	$475,215
495,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	6.00%	06/01/48	523,810
185,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	185,253
				3,729,892
	New Hampshire — 2.8%
2,000,000	Natl Fin Auth NH Rev Ref Sustainable Bond, Ser B, AMT (Mandatory put 07/02/40) (a)	3.75%	07/01/45	1,629,546
1,500,000	Natl Fin Auth NH Rev Winston Salem Sustainable Energy Partners, Ser A	5.50%	06/01/50	1,570,857
1,200,000	Natl Fin Auth NH Spl Rev (a)	5.88%	12/15/33	1,199,482
1,000,000	Natl Fin Auth NH Spl Rev (a)	5.38%	12/15/35	1,000,108
2,500,000	Natl Fin Auth NH Spl Rev Canyon Ranch Proj, CABS (a)	(c)	12/01/35	1,307,374
2,000,000	Natl Fin Auth NH Spl Rev Emberly and Canterra Creek Projs (a)	5.38%	12/01/31	1,998,552
2,000,000	Natl Fin Auth NH Spl Rev Forestar Grp Houston Area Projs (a)	6.50%	12/01/34	2,005,238
5,000,000	Natl Fin Auth NH Spl Rev Goodland Proj, CABS	(c)	12/15/39	2,059,640
2,000,000	Natl Fin Auth NH Spl Rev Megatel Projs, CABS (a)	(c)	12/15/33	1,154,606
2,000,000	Natl Fin Auth NH Spl Rev Provence Proj, CABS (a)	(c)	12/01/31	1,389,166
5,000,000	Natl Fin Auth NH Spl Rev The Astro Sunterra Projs, CABS (a)	(c)	12/15/34	2,874,998
1,915,000	Natl Fin Auth NH Spl Rev The Chambers Creek Proj, CABS (a)	(c)	12/15/32	1,242,629
1,200,000	Natl Fin Auth NH Spl Rev The Highlands Proj	5.13%	12/15/30	1,200,923
4,413,000	Natl Fin Auth NH Spl Rev The La Segarra Proj, CABS	(c)	12/01/39	1,682,429
1,500,000	Natl Fin Auth NH Spl Rev The Wildflower Proj, CABS (a)	(c)	12/15/33	950,095
3,500,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.50%	08/01/50	3,743,943
				27,009,586
	New Jersey — 0.2%
950,000	NJ St Econ Dev Auth Spl Fac Rev Continental Airls Inc Proj Remk, Ser B, AMT	5.63%	11/15/30	951,404
560,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	611,463
				1,562,867
	New Mexico — 0.2%
529,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	3.75%	05/01/28	526,085
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	4.00%	05/01/33	488,229
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	4.25%	05/01/40	480,713
				1,495,027
	New York — 3.7%
1,500,000	Build NYC Res Corp NY Rev Riverspring Hlth Sr Living Inc Proj, Ser A (a)	6.50%	12/15/45	1,509,763
1,000,000	Build NYC Res Corp NY Rev Riverspring Hlth Sr Living Inc Proj, Ser A (a)	7.00%	12/15/55	1,003,790
1,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	1,014,298
448,149	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	480,884
1,250,000	Genesee Cnty NY Funding Corp Rochester Regl Hlth Energy Proj, Ser A	5.25%	12/01/50	1,273,810
750,000	Hempstead Town NY Loc Dev Corp Rev Adelphi Univ Proj, Ser A	5.25%	10/01/51	768,361

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser AA-1 (b)	3.40%	06/15/50	$2,000,000
2,700,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd Gen Resolution Remk, Ser BB-2 (b)	3.40%	06/15/49	2,700,000
2,625,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Subord Bonds, Ser C-1	4.00%	02/01/42	2,584,886
1,800,000	NY NY Var Fiscal 2023, Ser A-4 (b)	3.35%	09/01/49	1,800,000
525,000	NY St Dorm Auth Revs Non St Supported Debt Iona Clg, Ser A	5.00%	07/01/46	529,051
300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	310,168
1,250,000	NY St Dorm Auth Revs Non St Supported Debt White Plains Hosp Obligated Grp	5.25%	10/01/49	1,286,552
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,647,863
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	455,620
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/40	1,283,295
2,540,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.38%	10/01/45	2,441,860
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	998,553
3,660,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	3,826,148
165,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/49	166,137
1,515,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.50%	06/30/54	1,529,332
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AMT	6.00%	06/30/54	1,040,419
500,000	Oyster Bay NY, Ser A, AG	2.00%	03/01/35	422,674
2,000,000	Suffolk Regl Off-Track Betting Corp NY Rev	5.75%	12/01/44	2,057,871
2,000,000	Suffolk Regl Off-Track Betting Corp NY Rev	6.00%	12/01/53	2,045,408
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	102,793
				35,279,536
	North Carolina — 2.0%
3,300,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For the Aging Ref, Ser A	4.00%	03/01/41	3,165,601
2,000,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	4.50%	12/01/44	1,987,778
3,200,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	5.25%	12/01/54	3,251,844
2,000,000	NC St Med Care Commn Retmnt Facs Rev Deerfield Episcopal Retmnt Cmnty Proj, Ser A	5.25%	11/01/46	2,073,887
2,090,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	2,029,604
2,850,000	NC St Med Care Commn Retmnt Facs Rev Ref Southminster Inc	5.00%	10/01/37	2,856,243
1,780,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/46	1,550,925
525,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/44	540,556

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$1,500,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/49	$1,507,626
535,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes Proj, Ser A	5.13%	10/01/45	560,477
				19,524,541
	North Dakota — 0.0%
520,000	Horace ND Ref	3.00%	05/01/36	440,745
	Ohio — 3.6%
4,250,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	3,376,850
900,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (a)	4.00%	12/01/55	697,630
2,000,000	Columbus Franklin Cnty OH Fin Auth Mf Hsg Rev Silver Birch of Columbus Proj, Ser A (a)	6.05%	01/01/46	2,033,680
3,000,000	Columbus Franklin Cnty OH Fin Auth Mf Hsg Rev Vivera Brookshire Proj, Ser A (a)	6.30%	01/01/46	3,000,018
3,750,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.50%	01/01/50	3,959,419
2,245,000	Franklin Cnty OH Rev Trinity Hlth Credit Grp OH, Ser A	5.00%	12/01/47	2,269,015
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.25%	01/01/38	525,806
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.50%	01/01/43	522,797
105,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.25%	01/01/45	107,646
2,025,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.50%	01/01/50	2,069,318
2,500,000	Muskingum Cnty OH Hosp Facs Genesis Hlthcare Sys Proj	5.00%	02/15/44	2,499,916
500,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	493,923
3,000,000	OH St Hsg Fin Agy Mf Hsg Rev Green Oaks of Canal Winchester Proj, Ser A	6.30%	01/01/45	3,085,196
2,000,000	OH St Hsg Fin Agy Mf Hsg Rev Silver Birch of Canton Proj, Ser A (a)	6.25%	01/01/45	2,085,412
1,250,000	OH St Hsg Fin Agy Mf Hsg Rev Silver Birch of Mason Proj, Ser A (a)	6.10%	01/01/46	1,275,621
320,000	Port of Gtr Cincinnati Dev Auth OH Rev (a)	3.75%	12/01/31	324,941
3,000,000	Port of Gtr Cincinnati Dev Auth OH Tax Incr Fing Rev RBM Phase 3 Garage Proj	5.13%	12/01/55	2,980,890
2,835,000	Warren Cnty OH Hosp Facs Rev Ref Cmnty First Solutions Obligated Grp, Ser A	5.00%	05/15/49	2,791,305
				34,099,383
	Oklahoma — 0.8%
2,400,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (g)	7.25%	09/01/51	2,357,136
1,475,000	Sand Springs OK Muni Auth Utils Sys Rev Ref	3.00%	11/01/42	1,228,664
1,165,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.25%	11/15/37	1,178,046
1,750,000	Tulsa OK Muni Arpt Trust Trustees Ref American Airls Inc Proj, AMT	6.25%	12/01/35	1,973,539
1,000,000	Tulsa OK Muni Arpt Trust Trustees Ref American Airls Inc Proj, AMT	6.25%	12/01/40	1,105,138
				7,842,523

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon — 0.9%
$750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/49	$750,761
1,225,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	1,235,361
3,250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	3,206,610
1,190,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/37	1,201,065
735,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/38	744,889
840,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/43	845,320
750,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/42	762,571
				8,746,577
	Pennsylvania — 3.6%
1,855,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/47	1,866,982
1,500,000	Allentown PA Comml & Indl Dev Auth Ref Executive Edu Acdmy Chrt Sch Proj (a)	5.00%	07/01/50	1,395,192
1,250,000	Allentown PA Neighborhood Impt Zone Dev Auth Tax Rev City Ctr Proj (a)	6.00%	05/01/42	1,374,598
665,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/42	666,608
600,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/47	586,593
750,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys Oblig Grp, Ser A	4.00%	04/01/50	656,950
1,080,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys, Ser A-1	4.00%	02/15/47	966,641
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,096,016
2,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/51	2,016,419
1,300,000	Lancaster PA Muni Auth Hlthcare Facs Rev Ref Luthercare Proj, Ser A	5.00%	12/01/55	1,257,661
1,655,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser C, AMT (Mandatory put 04/03/28)	4.45%	10/01/34	1,701,602
1,000,000	Montgomery Cnty PA Indl Dev Auth Ref Foulkeways at Gwynedd	5.00%	12/01/46	970,545
1,515,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/48	1,511,975
1,780,000	PA St Econ Dev Fing Auth Exempt Facs Rev Var Ref Energy Sply LLC Proj Remk, Ser C (Mandatory put 06/01/27)	5.25%	12/01/37	1,781,929
310,000	PA St Econ Dev Fing Auth Rev PA Bridges Finco LP P3 Proj	5.00%	06/30/42	310,120
1,000,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.25%	07/01/46	1,019,568
500,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (a)	5.45%	01/01/51	540,805
2,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.75%	06/30/48	2,094,462
3,550,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/53	3,565,001
2,000,000	PA St Hsg Fin Agy Sf Mtge Rev Sustainable Bond, Ser 152A	4.70%	10/01/51	2,002,349
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	10,019
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AG, AMT	4.00%	07/01/38	991,198
1,000,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/47	1,001,699
950,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	919,225

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$850,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/56	$638,059
1,700,000	Philadelphia PA Gas Wks Rev Ref 1998 Gen Ordinance Fifteenth, Ser	5.00%	08/01/42	1,725,544
960,000	Southcentrl PA Gen Auth Rev Ref Wellspan Hlth Obligated Grp, Ser A	4.00%	06/01/49	856,624
495,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	461,656
				33,986,040
	Puerto Rico — 2.5%
5,750,000	Puerto Rico Cmwlth Aqueduct & Swr Auth Rev Ref Sr Lien, Ser A (a)	5.00%	07/01/47	5,717,069
2,900,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	2,898,326
3,002,265	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	2,977,582
4,358,267	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	4,083,847
250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	278,847
5,866,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	5,814,154
1,170,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.55%	07/01/40	1,171,774
1,031,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	1,021,888
				23,963,487
	Rhode Island — 0.3%
2,500,000	Tobacco Stlmt Fing Corp RI Ref, Ser A	5.00%	06/01/40	2,500,474
	South Carolina — 1.2%
285,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	283,721
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	230,176
2,000,000	Lexington Cnty SC Hlth Svcs Dist Lexington Med Ctr	5.00%	11/01/41	2,001,648
1,000,000	SC St Hsg Fin & Dev Auth Mtge Rev, Ser A	4.50%	07/01/46	992,645
1,250,000	SC St Jobs Econ Dev Auth Econ Dev Rev Bishop Gadsden Episcopal Retmnt Cmnty	5.13%	04/01/46	1,273,958
300,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	298,196
1,085,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	1,082,373
250,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/52	241,773
420,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	387,981
1,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser A	5.00%	12/01/40	1,013,037
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser A	5.50%	12/01/45	510,655
1,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser A	5.80%	12/01/50	1,014,126

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$1,000,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.50%	11/15/44	$1,035,889
1,000,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.75%	11/15/54	1,010,178
				11,376,356
	South Dakota — 0.2%
1,500,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/50	1,505,990
	Tennessee — 0.8%
1,755,000	Rutherford Cnty TN Hlth & Eductnl Facs Brd Stdt Hsg Rev Madrone MTSU Stdt Hsg I LLC Proj, Ser A-1, BAM	5.00%	07/01/45	1,801,843
2,000,000	Shelby Cnty TN Hlth Edl & Hsg Fac Brd Stdt Hsg Rev Madrone Memphis Stdt Hsg I LLC Univ Memphis Proj, Ser A1 (a)	5.00%	06/01/44	2,013,282
2,500,000	TN St Energy Acq Corp Gas Rev Ref, Ser A	5.00%	12/01/35	2,649,710
800,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	823,574
				7,288,409
	Texas — 7.6%
1,000,000	Anna TX Spl Assmnt Rev Sherley Farms Pub Impt Dt Impt Area #1 Proj (a)	5.35%	09/15/46	999,777
1,085,000	Anson TX Edu Facs Corp Edu Rev Arlington Classics Acdmy, Ser A	5.00%	08/15/45	1,070,599
500,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Basis TX Chrt Schs (a)	5.63%	06/15/45	513,868
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Basis TX Chrt Schs (a)	5.75%	06/15/55	1,009,740
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/45	1,039,607
2,080,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/46	2,082,932
1,410,000	Cool Wtr Muni Util Dist TX, Ser A, BAM	5.00%	08/15/45	1,439,803
1,556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	4.25%	09/15/41	1,492,527
565,000	Decatur TX Spl Assmnt Rev Paloma Trails Pub Impt Dt Impt Area #1 Proj (a)	5.50%	09/15/45	579,790
2,395,000	Denton Cnty TX Spl Assmnt Rev Green Meadows Pub Impt Dt Impt Area #1 Proj (a)	5.38%	12/31/45	2,479,997
2,000,000	Denton Cnty TX Spl Assmnt Rev Sr Lien Tabor Ranch Pub Improv Dist Improv Area #1, Ser A (a)	5.63%	12/31/54	2,011,884
70,000	E Montgomery Cnty Mun Util Dist No 7 TX, BAM	4.00%	09/01/45	65,719
1,000,000	E Waller Cnty Mgmt Dist TX Spl Assmnt Rev Sofi Lakes Section 1 & 2 Proj (a)	6.00%	09/15/45	1,041,097
1,000,000	E Waller Cnty Mgmt Dist TX Spl Assmnt Rev Sofi Lakes Section 1 & 2 Proj (a)	6.25%	09/15/55	1,027,422
1,445,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #1 Proj (a)	4.00%	08/15/51	1,178,693
1,000,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #2 Proj (a)	5.38%	08/15/44	1,014,021
1,577,000	Ferris TX Spl Assmnt Rev Woodstone Pub Impt Dist No 2 Impt Area 1 Proj (a)	4.00%	09/01/51	1,297,260
400,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/37	426,903

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$250,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/38	$265,596
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Hermann Hlth Sys	5.00%	07/01/45	500,572
2,000,000	Harris Cnty TX Hosp Dist Ctfs of Oblig	5.25%	02/15/50	2,123,365
1,025,000	Haslet TX Spl Assmnt Rev Haslet Pub Impt Dist #5 Impt Area #1 (a)	4.13%	09/01/39	976,359
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,015,914
2,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B, AMT	5.50%	07/15/35	2,146,494
2,000,000	Houston TX Arpt Sys Rev Subord Lien, Ser A, AMT	5.50%	07/01/50	2,124,520
1,460,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	1,354,463
1,500,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B, AMT	5.50%	07/15/35	1,622,637
1,500,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B, AMT	5.50%	07/15/37	1,605,700
1,065,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	987,875
625,000	Houston TX Hgr Edu Fin Corp Ununiv Rev Houston Christian Univ Proj	5.13%	10/01/51	602,538
450,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (a)	3.38%	09/01/41	373,226
690,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Area #4 (a)	4.50%	09/01/33	704,202
245,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.13%	09/01/29	246,077
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.63%	09/01/39	502,429
935,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dt Impt Area #3 Proj (a)	4.00%	09/01/46	805,020
2,400,000	Lakewood Vlg TX Spl Assmnt Rev Lakewood Vlg Pub Impt Dist No 1 Proj (a)	5.38%	09/15/52	2,405,042
429,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #1 Proj (a)	5.00%	09/15/44	429,350
400,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #1 Proj (a)	5.38%	09/15/52	399,985
600,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #2A-2B Proj (a)	5.13%	09/15/44	615,069
729,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #2A-2B Proj (a)	5.50%	09/15/54	734,306
1,000,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (a)	3.38%	09/01/42	838,513
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (a)	4.00%	09/01/52	1,093,459
1,700,000	Little Elm TX Spl Assmnt Rev Lakeside Estates Pub Impt Dist #2 Proj (a)	5.00%	09/01/47	1,704,558
501,000	Lowry Crossing TX Spl Assmnt Rev Simpson Road Pub Impt Dist Projs (a)	5.75%	09/15/45	520,346
1,000,000	Marble Falls TX Spl Assmnt Rev Thunder Rock Pub Impt Dist Impt Area #1 Proj (a)	4.13%	09/01/41	919,243
869,000	Mesquite TX Spl Assmnt Rev Solterra Pub Impt Dt Impt Area C-4 Proj	5.25%	09/01/45	874,790

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,125,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Sustainable Bonds Graphic Packaging Inter LLC Proj, AMT (Mandatory put 06/01/30)	5.00%	12/01/64	$1,172,027
750,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (a)	5.00%	09/15/51	689,526
655,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj	5.38%	01/01/55	659,332
600,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/42	635,784
1,100,000	Oak Point TX Spl Assmnt Rev Oak Point 720 Pub Impt DT Impt Area #1 Proj (a)	5.35%	09/15/44	1,112,119
500,000	Pilot Point TX Spl Assmnt Rev Bryson Ranch Pub Impt Dt Zone A Impt Area #1 Proj (a)	6.38%	09/15/55	516,712
1,500,000	Port Beaumont TX Nav Dist Dock & Wharf Fac Rev Jefferson Gulf Coast Energy Proj, Ser A, AMT (a)	5.13%	01/01/44	1,454,799
1,000,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt DT Impt Area #3 Proj (a)	5.25%	09/01/54	990,913
210,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area No 4 Proj (a)	5.38%	09/01/45	212,730
2,200,000	Princeton TX Spl Assmnt Rev Whitewing Trails Pub Impr Dist #2 Phase 2 Proj Rev (a)	5.13%	09/01/43	2,229,628
1,515,000	Princeton TX Spl Assmnt Rev Whitewing Trails Pub Impt Dt #2 Phase 1 Proj (a)	4.75%	09/01/49	1,451,519
2,300,000	Princeton TX Spl Assmnt Rev Winchester Crossing Pub Impt Dt No 3 Proj (a)	5.38%	09/01/54	2,303,868
1,550,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (a)	5.13%	09/01/42	1,575,233
215,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	3.75%	09/15/31	202,138
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	4.13%	09/15/41	456,282
765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	4.25%	09/15/51	645,267
2,442,000	San Marcos TX Spl Assmnt Rev Whisper S Pub Imp Dt (a)	4.25%	09/01/42	2,269,091
1,337,000	San Marcos TX Spl Assmnt Rev Whisper S Pub Imp Dt (a)	4.50%	09/01/51	1,172,337
565,000	Santa Fe TX Spl Assmnt Rev Mulberry Farms Pub Impt Dist (a)	4.88%	09/01/42	554,444
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/42	1,838,007
530,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/41	560,320
				71,965,363
	U.S. Virgin Islands — 0.1%
1,000,000	Virgin Islands Pub Fin Auth Hotel Occupancy Tax Rev Frenchman’s Reef Hotel Dev, Ser A (a)	6.00%	04/01/53	1,003,572
	Utah — 5.1%
2,600,000	Arrowhead Springs Pub Infra Dist UT Spl Assmnt Arrowhead Springs Assmnt Area (a)	5.63%	12/01/54	2,626,229
2,000,000	Black Desert Pub Infra Dist UT Spl Assmnt Black Desert Assmnt Area #1 (a)	5.63%	12/01/53	2,035,221
1,500,000	Black Desert Pub Infra Dist UT Sr Bonds, Ser A (a)	4.00%	03/01/51	1,234,247
1,945,000	Downtown Daybreak Pub Infra Dist #1 UT Tax Incr Rev (a)	5.63%	03/01/46	1,978,316
2,250,000	Fields Estates Pub Infra Dist UT Spl Assmnt Fields Estates Assmnt Area, Ser A-2 (a)	5.25%	12/01/53	2,213,892
3,450,000	Fields Estates Pub Infra Dist UT, Ser A-1 (a)	6.13%	03/01/55	3,473,018

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,000,000	Firefly Pub Infra Dist #1 UT, Ser A-1 (a)	6.63%	03/01/54	$1,029,139
2,000,000	Jordanelle Ridge Pub Infra Dist #2 UT, Ser A (a)	7.75%	03/01/54	2,088,802
2,000,000	Mida Cormont Pub Infra Dist UT Conv, Ser A-2, CABS, steps up to 6.75% on 06/01/29 (a) (f)	0.00%	06/01/55	1,740,806
1,115,000	Mida Cormont Pub Infra Dist UT, Ser A-1 (a)	6.25%	06/01/55	1,172,057
2,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (a)	4.63%	06/01/57	1,708,472
1,000,000	Mida Mountain Vlg Pub Infra Dist UT Tax Allocation, Ser 1 (a)	5.50%	06/01/50	1,012,769
3,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,500,121
1,485,000	Olympia Pub Infra Dist #1 UT, Ser A-1 (a)	6.38%	03/01/55	1,529,994
1,335,000	Panorama Pub Infra Dist #1 UT Ser A (a)	6.25%	03/01/55	1,350,460
1,500,000	Pine View Pub Infra Dist #2 UT Spl Assmnt Firelight Assmnt Area No. 1 (a)	6.25%	12/01/55	1,509,339
2,730,000	S Salt Lake UT Redev Agy Tax Increment Rev (a)	6.25%	04/15/46	2,790,248
2,930,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/48	3,034,281
2,000,000	Soleil Hills Pub Infra Dist #1 UT, Ser A (a)	5.88%	03/01/55	2,006,969
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (a)	5.00%	06/15/39	463,888
1,705,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Ronald Wilson Reagan Acdmy Proj, Ser A (a)	5.00%	02/15/46	1,495,669
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (a)	5.00%	06/15/39	662,974
3,010,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy, Ser A (a)	5.63%	06/15/42	3,041,775
1,500,000	Verk Indl Regl Pub Infra Dist UT Tax (a)	6.63%	09/01/47	1,593,978
2,700,000	Wakara Ridge Pub Infra Dist UT Spl Assmnt Wakara Ridge Assmnt Area (a)	5.63%	12/01/54	2,763,164
1,247,267	Wood Ranch Pub Infra Dist UT Spl Assmnt Wood Ranch Assmnt Area No 1 (a)	5.63%	12/01/53	1,258,605
				48,314,433
	Vermont — 0.1%
260,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	251,713
1,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	1,009,764
				1,261,477
	Virginia — 2.4%
3,000,000	Hanover Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Covenant Woods	5.00%	07/01/51	2,831,142
1,060,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/37	1,077,845
880,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/47	882,065
2,500,000	Powhatan Cnty VA Econ Dev Auth Grant Rev Chesterfield Hotel Proj, Ser A (a)	6.13%	09/01/60	2,486,523
940,000	Roanoke VA Econ Dev Auth Hosp Rev Ref Carilion Clinic Oblig Grp, Ser A	3.00%	07/01/45	727,957
500,000	Salem VA Econ Dev Auth Eductnl Facs Rev Roanoke Clg	6.00%	04/01/55	521,719
2,500,000	VA Small Busn Fing Auth Priv Activity Rev Sr Transform 66 P3 Proj, AMT	5.00%	12/31/47	2,479,405
3,545,000	VA Small Busn Fing Auth Priv Activity Rev Sr Transform 66 P3 Proj, AMT	5.00%	12/31/49	3,471,280

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$1,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/38	$1,045,971
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	765,744
3,000,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA, Ser A	5.50%	12/01/54	3,104,140
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/29	1,024,272
2,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	7.00%	09/01/53	2,191,001
				22,609,064
	Washington — 1.4%
1,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	1,058,249
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/46	2,051,852
1,950,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	1,981,540
975,000	WA St Convention Ctr Pub Facs Dist Sub	5.00%	07/01/48	975,004
875,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	801,330
1,500,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/43	1,532,285
1,200,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/48	1,189,374
1,000,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Horizon House Proj, Ser A	6.00%	01/01/46	1,023,575
1,000,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Horizon House Proj, Ser A	6.25%	01/01/56	1,011,602
500,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/49	506,104
912,119	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1, Class A	3.50%	12/20/35	880,522
				13,011,437
	West Virginia — 0.3%
600,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (a)	5.00%	06/01/33	625,445
440,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (a)	5.75%	06/01/43	470,698
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (a)	5.45%	01/01/55	1,081,411
1,050,000	WV St Hosp Fin Auth Vandalia Hlth Grp, Ser B, AG	5.50%	09/01/48	1,111,601
				3,289,155
	Wisconsin — 5.0%
925,000	Pub Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (a)	5.00%	07/15/39	918,336
1,600,000	Pub Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (a)	5.00%	07/15/54	1,431,217
700,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	4.00%	06/15/30	694,651
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	5.00%	06/15/40	812,970
685,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	5.00%	06/15/54	628,950
350,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	4.00%	07/01/30	344,353

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	6.38%	07/01/43	$314,603
1,300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/55	1,118,416
550,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	6.75%	07/01/58	570,199
230,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	229,775
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	375,875
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	5.38%	07/15/52	1,183,242
1,000,000	Pub Fin Auth WI Chrt Sch Rev Ref N E Carolina Preparatory Sch, Ser A	5.25%	06/15/54	981,485
2,000,000	Pub Fin Auth WI Edu Rev Bonnie Cone Classical Acdmy Inc (g)	5.50%	06/15/49	1,593,472
1,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/43	997,105
1,500,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	1,476,573
500,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	500,105
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	183,625
400,000	Pub Fin Auth WI Edu Rev Ref Pinecrest Acdmy NV Sloan Canyon Cmps Proj, Ser A (a)	4.50%	07/15/49	356,458
1,200,000	Pub Fin Auth WI Edu Rev Ref Triad Eductnl Svcs Inc	5.25%	06/15/45	1,178,109
1,140,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc	5.00%	06/15/42	1,124,491
1,175,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,023,475
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	162,167
1,500,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (a)	4.00%	12/01/41	1,364,545
1,000,000	Pub Fin Auth WI Hotel Rev Sr Lien Grand Hyatt San Antonio Hotel Acq Proj, Ser A	5.00%	02/01/42	1,029,349
1,335,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	5.00%	11/15/41	1,371,373
1,750,000	Pub Fin Auth WI Retmnt Cmntys Rev Ref Evergreens Retmnt Cmnty, Ser A	5.00%	11/15/49	1,738,785
685,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/46	625,330
315,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (a)	5.00%	10/01/43	315,111
1,510,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (a)	5.00%	10/01/48	1,436,230
2,905,000	Pub Fin Auth WI Rev Anthem Freedom Proj, CABS (a)	(c)	12/15/37	1,440,909
3,064,000	Pub Fin Auth WI Rev Creekhaven Wildrye and Furst Ranch Projs, CABS (a)	(c)	12/15/36	1,564,212
1,125,000	Pub Fin Auth WI Rev Ref Kahala Nui Proj	5.25%	11/15/50	1,146,042
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (e) (g)	6.85%	01/01/51	1,363,363
1,215,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (a)	5.00%	05/15/31	1,223,481
1,275,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (a)	5.00%	05/15/32	1,283,523
1,225,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (a)	5.25%	05/15/47	1,219,504
1,900,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/44	1,889,059
750,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.25%	06/15/50	754,988

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$4,110,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (a)	5.00%	06/01/41	$4,130,654
2,750,000	Pub Fin Auth WI Toll Rev Sr GA Sr 400 Express Lanes Proj, AMT	5.75%	06/30/60	2,820,182
1,000,000	Pub Fin Auth WI Toll Rev Sr GA Sr 400 Express Lanes Proj, AMT	6.50%	06/30/60	1,101,985
1,000,000	WI Hlth Edl Facs Auth Sr Living Rev Chiara Hsg and Svcs Inc Proj	5.88%	07/01/55	1,005,269
950,000	WI St Hlth & Eductnl Facs Auth Rev Ref Benevolent Corp Cedar Cmnty	5.38%	06/01/50	951,771
				47,975,317
	Wyoming — 0.1%
1,490,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	3.00%	05/01/42	1,274,912

	Total Investments — 98.6%			937,013,248
	(Cost $924,866,753)
	Net Other Assets and Liabilities — 1.4%			13,423,923
	Net Assets — 100.0%			$950,437,171

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $312,101,202 or 32.8%
of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	Zero coupon security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)	This issuer is in default and interest is not being accrued by the Fund.
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(h)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$937,013,248	$—	$937,013,248	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of April 30, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1, 7.25%, 09/01/51	02/12/21 - 06/04/21	$2,400,000	$98.21	$2,436,247	$2,357,136	0.25%
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20	1,000,000	20.00	1,000,000	200,000	0.02
Pub Fin Auth WI Edu Rev Bonnie Cone Classical Acdmy Inc, 5.50%, 06/15/49	10/24/24	2,000,000	79.67	1,981,783	1,593,472	0.17
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.85%, 01/01/51	12/17/21	2,000,000	68.17	1,964,769	1,363,363	0.14
				$7,382,799	$5,513,971	0.58%